Long-Term Debt	9 Months Ended
Jun. 30, 2024
Long-Term Debt [Abstract]
Long-term debt

6.      Long-term debt

The following table details the maturities and weighted average interest rates related to long-term debt as at September 30, 2023 and June 30, 2024:

	Final maturity	Weighted average effective interest rate %	June 30, 2024 $	September 30, 2023 $
Convertible loan (a)	2028	23.27	39,566,409	11,258,950
Credit facility (b)	2026	20.11	28,250,007	28,747,705
Term loan	2030	33.65	9,895,641	7,718,928
Long-term debt		21.38	77,712,057	47,725,583
Current portion of long-term debt			—	—
Long-term debt			77,712,057	47,725,583

a)      Convertible loan

On June 12, 2023, concurrently with the execution of the BCA described in Note 3, LeddarTech entered into a subscription agreement (the “Subscription Agreement”) with certain investors, including investors who subsequently joined the Subscription Agreement (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to purchase secured convertible notes of LeddarTech (the “PIPE Convertible Notes”) in an aggregate principal amount of at least US$43.0 million (the “PIPE Financing”).

The Tranche A subscription was completed in June 2023 and July 2023. Tranche B-1 was completed in October 2023 with the remaining Tranche B-2 completed at closing of the BCA.

PIPE Investors in certain tranches of the PIPE Convertible Notes received at the time of issuance of such notes warrants to acquire Class D-1 preferred shares of LeddarTech (the “Class D-1 Preferred Shares” and the warrants, the “PIPE Warrants”). All of the PIPE Warrants were exercised, and the Class D-1 Preferred Shares issued upon exercise of the PIPE Warrants entitled the PIPE Investors to receive approximately 8,553,434 Common Shares upon the closing of the Business Combination.

The Agreement contains customary covenants that provide for, among other things, limitations on indebtedness and fundamental changes, and reporting requirements.

Issuance of Tranches B-1 and B-2:

On October 27, 2023, upon initial recognition, the $5,617,611 of Tranche B-1 financing was allocated to its component is as follows:

•        The debt portion of Tranche B-1 was recorded at amortised cost at a carrying value of US$1,873,523 ($2,596,141), net of transaction costs of $48,743, resulting in an effective interest rate of 28.01%.

•        The conversion option was initially recognised at the fair value, determined using a Black-Scholes valuation model, for an amount of US$694,758 ($962,726). The conversion option is a liability classified embedded derivative whose fair value is recorded in the interim condensed Consolidated statements of financial position under Conversion options within the Company’s liabilities. This embedded derivative is separated from the host contract and recognised as at fair value through profit or loss, with changes in its fair value recorded in the interim condensed Consolidated statements of loss under Finance costs.

•        The 24,322 warrants to acquire 24,322 D-1 Preferred Shares were recognised at their fair value of US$1,260,107 ($2,059,081), determined using a Black-Scholes valuation model.

The fair value of the conversion option and the warrants at initial recognition were determined using the Black-Scholes option pricing model and the following assumptions:

	Conversion option	Warrants
Fair value of the underlying share	US$ 4.74	US$ 61.09
Exercise price	US$ 10.00	US$ 0.01
Risk-free interest rate	4.05%	4.89%
Expected volatility	60%	60%
Expected life	5.00 years	0.04 years
Dividend yield	0%	0%

On December 21, 2023, upon initial recognition, the $23,888,643 of Tranche B-2 financing was allocated to its component as follows:

•        The debt portion of Tranche B-2 was recorded at amortised cost at a carrying value of US$14,952,605 ($19,903,413), net of transaction costs of $297,833, resulting in an effective interest rate of 15.87%.

•        The conversion option was initially recognised at the fair value, determined using a Black-Scholes valuation model, for an amount of US$2,933,937 ($3,985,230). The conversion option is a liability classified embedded derivative whose fair value is recorded in the interim Consolidated statements of financial position under Conversion options within the Company’s liabilities. This embedded derivative is separated from the host contract and recognised as at fair value through profit or loss, with changes in its fair value recorded in the interim condensed Consolidated statements of loss under Finance costs.

b)      Amendments to the Credit Facility

A series of amendments were made to the Credit Facility on October 13, 2023, October 20, 2023, October 31, 2023 and December 8, 2023. These amendments modify the existing terms in order to (i) extend the latest date on which the Tranche B of the SPAC Offering must be funded to December 22, 2023, (ii) extend the date on which the payment of interest for the months of October and November 2023 may be made, (iii) reduce the Available Cash requirement for the period from the date of the disbursement of the Tranche A of the SPAC Offering until October 31, 2023 from $2,500,000 to $1,500,000, to $Nil until the DE-SPAC date and from $10,000,000 to $5,000,000 at all times after the DE-SPAC date and (iv) to increase the aggregate principal amount of the PIPE financing to a minimum of $44,000,000.

In conjunction with the Credit Facility October 2023 Amendments, the Company issued warrants to purchase Company Common Shares at $0.01 per share, which warrants will be assumed by the Company and exercisable for 250,000 Company Common Shares at $0.01 per share.

The warrants may be exercised, in whole or in part, for a period of five years following completion of the Business Combination and will be subject to a lock-up with one third being released four months after closing, another third being released eight months after closing and the final third being released 12 months after closing.

The warrants were recorded as a reduction of the Credit Facility, with a corresponding increase in Reserve — Warrants in Equity of $1,643,714.

During the three months ended June 30, 2024, 250,000 common shares were issued following the exercise of those warrants on May 28, 2024. The corresponding balance in Reserve — Warrants in Equity of $1,643,714 was reclassified to Capital Stock.